INTANGIBLE ASSETS - Net Definite-lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets
Purchase Price	$ 16,076	$ 16,029
Accumulated Amortization	(6,289)	(3,826)
Impairment	8,724		$ 1,537
Carrying Amount	1,063	12,203	13,210	$ 13,674
ANDA
Finite-Lived Intangible Assets
Purchase Price	15,832	15,832
Accumulated Amortization	(6,118)	(3,688)
Impairment	8,724	0	$ 0
Carrying Amount	990	12,144
Others
Finite-Lived Intangible Assets
Purchase Price	244	197
Accumulated Amortization	(171)	(138)
Carrying Amount	$ 73	$ 59